Common Share Issue	12 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Common Share Issue

11 – COMMON SHARE ISSUE

The Company did not issue any common shares during the years ended March 31, 2012, March 31, 2011 or March 31, 2010 pursuant to the exercise of stock options by employees.

On June 24, 2009, the Company issued 10,000,000 unrestricted common shares to executive officers and consultants in lieu of compensation for services provided. 5,000,000 shares were issued to Dr. Michael Cowpland and 5,000,000 shares were issued to a holding company controlled by Mr. James Stechyson on approval of the other members of the Board of Directors. The share value at the time of the issue was $0.0031 and a compensation expense of $31,007 was recognized.

On June 24, 2010, the Company issued 10,000,000 unrestricted common shares to executive officers and consultants in lieu of compensation for services provided. 5,000,000 shares were issued to Dr. Michael Cowpland and 5,000,000 shares were issued to a holding company controlled by Mr. James Stechyson on approval of the other members of the Board of Directors. The share value at the time of the issue was $0.01 and compensation expense of $100,000 was recognized.

On November 12, 2009, the Board of Directors approved a share repurchase plan. Shares may be repurchased by the company to a maximum of $200 per day and $12,000 per quarter. The repurchase program has no expiration date. As of March 31, 2012 no shares have been repurchased as part of this program.